AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 53.3%
Industrial – 32.6%
Basic – 2.9%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	$	1,600	$1,485,616
Eastman Chemical Co. 3.80%, 03/15/2025		2,000	1,944,420
EIDP, Inc. 1.70%, 07/15/2025		1,265	1,178,601
Georgia-Pacific LLC 0.625%, 05/15/2024(a)		1,750	1,682,537
LyondellBasell Industries NV 5.75%, 04/15/2024		1,140	1,137,013
Nucor Corp. 2.00%, 06/01/2025		2,640	2,483,659
Southern Copper Corp. 3.875%, 04/23/2025		1,000	964,985

			10,876,831

Capital Goods – 3.5%
Caterpillar Financial Services Corp. 5.48% (SOFR + 0.27%), 09/13/2024(b)		1,000	998,510
Emerson Electric Co. 1.80%, 10/15/2027		2,000	1,780,260
Illinois Tool Works, Inc. 3.50%, 03/01/2024		1,550	1,531,664
John Deere Capital Corp. 1.75%, 03/09/2027		1,700	1,530,017
Northrop Grumman Corp. 2.93%, 01/15/2025		2,000	1,929,020
Parker-Hannifin Corp. 2.70%, 06/14/2024		1,000	973,350
3.25%, 03/01/2027		1,700	1,600,635
Republic Services, Inc. 2.50%, 08/15/2024		1,000	968,210
Trane Technologies Luxembourg Finance SA 3.55%, 11/01/2024		2,000	1,948,180

			13,259,846

Communications - Media – 0.5%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024		2,000	1,955,560

Communications - Telecommunications – 0.4%
T-Mobile USA, Inc. 2.625%, 04/15/2026		1,402	1,304,182

Consumer Cyclical - Automotive – 1.0%
Ford Motor Credit Co. LLC 4.95%, 05/28/2027		779	739,551
General Motors Financial Co., Inc. 5.10%, 01/17/2024		1,500	1,494,615
6.576% (SOFR + 1.30%), 04/07/2025(b)		1,500	1,500,630

			3,734,796

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026	$	1,765	$1,601,967

Consumer Cyclical - Other – 1.0%
DR Horton, Inc. 2.50%, 10/15/2024		2,875	2,772,535
Marriott International, Inc./MD 3.75%, 03/15/2025		1,075	1,043,675

			3,816,210

Consumer Cyclical - Restaurants – 0.8%
McDonald’s Corp. 3.375%, 05/26/2025		1,000	970,120
Starbucks Corp. 2.45%, 06/15/2026		2,000	1,869,500

			2,839,620

Consumer Cyclical - Retailers – 2.4%
AutoZone, Inc. 3.25%, 04/15/2025		2,000	1,924,900
Costco Wholesale Corp. 2.75%, 05/18/2024		1,000	978,580
Dollar Tree, Inc. 4.00%, 05/15/2025		2,000	1,942,800
NIKE, Inc. 2.40%, 03/27/2025		2,250	2,154,308
VF Corp. 2.40%, 04/23/2025		1,670	1,573,741
Walmart, Inc. 3.30%, 04/22/2024		500	492,320

			9,066,649

Consumer Non-Cyclical – 6.3%
AmerisourceBergen Corp. 3.25%, 03/01/2025		1,350	1,306,085
Baxter International, Inc. 0.868%, 12/01/2023		2,300	2,261,337
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025		2,275	2,033,008
Cardinal Health, Inc. 3.079%, 06/15/2024		1,000	976,170
Cigna Group (The) 4.125%, 11/15/2025		1,000	976,180
CommonSpirit Health 2.76%, 10/01/2024		1,000	964,910
Gilead Sciences, Inc. 3.65%, 03/01/2026		1,000	964,030
3.70%, 04/01/2024		1,300	1,282,749
Hershey Co. (The) 0.90%, 06/01/2025		1,300	1,205,893
2.30%, 08/15/2026		1,400	1,309,308

	Principal Amount (000)		U.S. $ Value

Philip Morris International, Inc. 3.375%, 08/11/2025	$	2,000	$1,933,300
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023		640	637,018
Sysco Corp. 3.75%, 10/01/2025		2,500	2,423,725
Tyson Foods, Inc. 3.95%, 08/15/2024		3,000	2,946,240
UPMC Series D-1 3.60%, 04/03/2025		2,250	2,172,577

			23,392,530

Energy – 7.0%
BP Capital Markets America, Inc. 3.017%, 01/16/2027		2,035	1,917,255
Canadian Natural Resources Ltd. 3.80%, 04/15/2024		3,000	2,954,670
Continental Resources, Inc./OK 3.80%, 06/01/2024		3,000	2,943,870
Devon Energy Corp. 4.50%, 01/15/2030		1,745	1,653,510
EOG Resources, Inc. 4.15%, 01/15/2026		2,000	1,966,480
EQT Corp. 6.125%, 02/01/2025(c)		1,301	1,301,702
Exxon Mobil Corp. 2.992%, 03/19/2025		2,000	1,930,560
Hess Corp. 4.30%, 04/01/2027		2,000	1,930,200
MPLX LP 4.00%, 03/15/2028		1,685	1,593,437
Ovintiv Exploration Inc. 5.375%, 01/01/2026		2,200	2,184,930
Phillips 66 0.90%, 02/15/2024		1,900	1,849,726
Pioneer Natural Resources Co. 1.125%, 01/15/2026		2,680	2,428,857
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028		1,665	1,574,008

			26,229,205

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(a)		852	846,990

Services – 2.7%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024		1,500	1,458,278
Booking Holdings, Inc. 3.65%, 03/15/2025		1,000	975,530
eBay, Inc. 1.90%, 03/11/2025		2,000	1,893,500
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/2023		1,180	1,172,342
Mastercard, Inc. 2.00%, 03/03/2025		2,250	2,145,757
Verisk Analytics, Inc. 4.00%, 06/15/2025		2,500	2,437,175

			10,082,582

	Principal Amount (000)		U.S. $ Value

Technology – 3.5%
Fiserv, Inc. 2.75%, 07/01/2024	$	2,250	$2,187,428
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024		1,715	1,664,751
International Business Machines Corp. 3.30%, 05/15/2026		2,000	1,908,340
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		1,751	1,525,646
Microchip Technology, Inc. 4.25%, 09/01/2025		1,000	972,530
Oracle Corp. 2.50%, 04/01/2025		3,100	2,956,563
TSMC Arizona Corp. 1.75%, 10/25/2026		2,220	1,986,500

			13,201,758

			122,208,726

Financial Institutions – 17.1%
Banking – 12.9%
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026		1,000	990,820
Bank of America Corp. 3.093%, 10/01/2025		1,250	1,210,088
3.458%, 03/15/2025		500	491,975
3.824%, 01/20/2028		1,000	945,450
Barclays PLC 1.007%, 12/10/2024		1,500	1,471,695
3.932%, 05/07/2025		1,000	982,160
BPCE SA 5.15%, 07/21/2024(a)		1,100	1,083,511
Capital One Financial Corp. 2.636%, 03/03/2026		1,000	942,160
Citigroup, Inc. 3.106%, 04/08/2026		2,500	2,393,725
Credit Suisse AG/New York NY 7.95%, 01/09/2025		2,650	2,707,558
Danske Bank A/S 6.60% (LIBOR 3 Month + 1.06%), 09/12/2023(a) (b)		2,250	2,250,225
Deutsche Bank AG/New York NY 6.119%, 07/14/2026		2,000	1,990,400
Discover Bank 3.45%, 07/27/2026		2,385	2,198,922
Fifth Third Bancorp 2.375%, 01/28/2025		1,000	948,760
Goldman Sachs Group, Inc. (The) 3.814%, 04/23/2029		2,000	1,862,800
HSBC Holdings PLC 1.645%, 04/18/2026		2,210	2,051,609
2.099%, 06/04/2026		1,000	931,680
2.633%, 11/07/2025		1,000	956,370

	Principal Amount (000)		U.S. $ Value

ING Groep NV 6.262% (SOFR + 1.01%), 04/01/2027(b)	$	1,350	$1,330,290
JPMorgan Chase & Co. 5.716% (SOFR + 0.54%), 06/01/2025(b)		1,300	1,295,853
KeyBank NA/Cleveland OH 5.601% (SOFR + 0.34%), 01/03/2024(b)		2,000	1,981,360
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025		2,300	2,119,220
Morgan Stanley 2.72%, 07/22/2025		1,000	968,250
3.591%, 07/22/2028(c)		1,000	930,600
Nationwide Building Society 4.363%, 08/01/2024(a)		200	199,988
NatWest Group PLC 4.269%, 03/22/2025		2,000	1,975,400
Santander Holdings USA, Inc. 5.807%, 09/09/2026		1,000	993,350
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/2025		2,600	2,399,306
Synchrony Bank 5.625%, 08/23/2027		1,865	1,769,437
Toronto-Dominion Bank (The) 5.552% (SOFR + 0.35%), 09/10/2024(b)		2,000	1,991,960
Wells Fargo & Co. 2.188%, 04/30/2026		2,850	2,681,907
2.406%, 10/30/2025		1,150	1,101,447

			48,148,276

Brokerage – 1.5%
Charles Schwab Corp. (The) 5.721% (SOFR + 0.50%), 03/18/2024(b)		3,000	2,992,200
Nomura Holdings, Inc. 1.851%, 07/16/2025		2,750	2,536,985

			5,529,185

Finance – 0.9%
Air Lease Corp. 2.30%, 02/01/2025		1,000	946,130
Aircastle Ltd. 4.125%, 05/01/2024		2,500	2,456,275

			3,402,405

REITs – 1.8%
American Tower Corp. 3.375%, 05/15/2024		2,100	2,057,454
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		3,000	2,948,820
Kite Realty Group Trust 4.00%, 03/15/2025		1,000	950,870
Simon Property Group LP 3.50%, 09/01/2025		1,000	963,760

			6,920,904

			64,000,770

	Principal Amount (000)		U.S. $ Value

Utility – 3.6%
Electric – 2.3%
DTE Energy Co. Series F 1.05%, 06/01/2025	$	2,000	$1,842,720
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028		2,000	1,869,920
Pinnacle West Capital Corp. 1.30%, 06/15/2025		2,700	2,478,816
WEC Energy Group, Inc. 0.80%, 03/15/2024		2,400	2,327,256

			8,518,712

Natural Gas – 0.6%
Southern Co. Gas Capital Corp. 2.45%, 10/01/2023		2,200	2,185,172

Other Utility – 0.7%
American Water Capital Corp. 3.40%, 03/01/2025		1,135	1,099,588
3.85%, 03/01/2024		1,650	1,632,032

			2,731,620

			13,435,504

Total Corporates - Investment Grade (cost $205,663,009)			199,645,000

AGENCIES – 13.8%
Agency Debentures – 13.8%
Federal Home Loan Banks 4.00%, 06/30/2028		10,250	10,131,510
4.50%, 10/03/2024		24,000	23,746,800
4.63%, 06/06/2025		1,600	1,587,728
5.00%, 02/28/2025		16,000	15,968,000

Total Agencies (cost $51,788,685)			51,434,038

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 13.4%
United States – 13.4%
Antonio B Won Pat International Airport Authority Series 2021-A 2.499%, 10/01/2025		740	682,780
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027		2,000	2,003,882
Chicago O’Hare International Airport Series 2020-D 1.168%, 01/01/2024		2,000	1,963,251

	Principal Amount (000)		U.S. $ Value

City & County of Denver CO. Airport System Revenue Series 2020-C 1.115%, 11/15/2024	$	750	$709,673
City of Detroit MI Series 2023-B 6.844%, 05/01/2028		2,000	1,996,100
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024		3,000	2,868,405
City of Houston TX Airport System Revenue Series 2020-C 1.272%, 07/01/2024		1,000	960,441
City of Jacksonville FL (City of Jacksonville FL Lease) Series 2020-C 0.594%, 10/01/2023		1,500	1,487,520
City of New York NY Series 2021-D 0.59%, 08/01/2023		1,625	1,625,000
City of New York NY Series 2021 0.982%, 08/01/2025		380	348,872
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-B 2.396%, 11/01/2023		1,050	1,041,003
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026		1,000	923,076
Dallas Fort Worth International Airport Series 2023 4.738%, 11/01/2026(d)		1,125	1,118,184
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		1,000	897,807
Inland Empire Tobacco Securitization Corp. Series 2019 3.678%, 06/01/2038		665	614,964
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp ELL System Restoration Revenue) Series 2023 5.081%, 06/01/2031		3,000	2,981,292
Massachusetts Development Finance Agency (Berklee College of Music, Inc.) Series 2020 1.494%, 10/01/2023		385	382,180
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024		1,000	989,398
Metropolitan Transportation Authority Series 2019-A 5.00%, 11/15/2048		2,000	2,019,528

	Principal Amount (000)		U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	$	1,000	$997,288
Municipal Electric Authority of Georgia Series 2021 1.897%, 01/01/2027		385	342,433
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2021-G 5.25%, 09/01/2023(a)		1,440	1,441,908
Series 2023 4.927%, 03/01/2026		1,050	1,037,461
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024		1,000	980,207
0.897%, 01/01/2025		2,000	1,879,195
New York State Urban Development Corp. Series 2020-F 0.87%, 03/15/2025		1,400	1,307,593
Pennsylvania Turnpike Commission Series 2019 2.556%, 12/01/2025		760	712,257
San Jose Evergreen Community College District Series 2012 6.627% (SOFR + 1.00%), 07/01/2043(b)		1,000	983,742
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.258%, 07/01/2025		1,010	935,250
State of California Series 2023 5.10%, 03/01/2029		2,000	2,028,812
State of Connecticut
Series 2021-A 0.508%, 06/01/2024		1,000	958,476
Series 2022-A 3.292%, 06/15/2025		1,000	964,800
State of Hawaii Airports System Revenue Series 2020-E 1.392%, 07/01/2025		1,000	926,684
State of Illinois Series 2023-A 5.254%, 05/01/2024		1,500	1,492,595
5.254%, 05/01/2025		1,000	992,951
Tennessee Energy Acquisition Corp (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.75%, 05/01/2028		2,000	2,012,023
Texas Natural Gas Securitization Finance Corp Texas Natural Gas Securitization Finance Corp Series 2023 5.102%, 04/01/2035		2,000	2,005,409
University of California Series 2022-S 5.00%, 05/15/2024		2,500	2,537,273

Total Local Governments - US Municipal Bonds (cost $51,716,800)			50,149,713

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 12.5%
Autos - Fixed Rate – 9.1%
American Credit Acceptance Receivables Trust Series 2023-1, Class A 5.45%, 09/14/2026(a)	$	973	$968,670
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026		2,250	2,248,943
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		3,000	2,951,442
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		500	460,244
Carvana Auto Receivables Trust
Series 2021-N1, Class C 1.30%, 01/10/2028		379	353,830
Series 2023-N1, Class A 6.36%, 04/12/2027(a)		1,272	1,267,955
CPS Auto Receivables Trust
Series 2021-A, Class C 0.83%, 09/15/2026(a)		37	37,303
Series 2021-B, Class C 1.23%, 03/15/2027(a)		675	665,251
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)		407	398,308
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026		613	606,662
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(a)		2,909	2,894,628
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class C 1.02%, 09/15/2026(a)		850	829,991
Series 2023-1, Class A2 5.43%, 10/15/2026(a)		2,926	2,909,583
JPMorgan Chase Bank, NA - CACLN Series 2021-1, Class B 0.875%, 09/25/2028(a)		411	399,545
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(a)		2,772	2,762,356
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		3,500	3,473,235

	Principal Amount (000)		U.S. $ Value

Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(a)	$	562	$561,254
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)		2,267	2,259,802
Westlake Automobile Receivables Trust
Series 2021-1A, Class C 0.95%, 03/16/2026(a)		2,000	1,961,583
Series 2023-2A, Class A2A 5.87%, 07/15/2026(a)		3,000	2,998,613
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		3,000	2,996,125

			34,005,323

Other ABS - Fixed Rate – 3.4%
ACHV ABS TRUST Series 2023-2PL, Class A 6.42%, 05/20/2030(a)		241	240,638
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		158	153,943
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031		1,507	1,450,329
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		2,250	2,218,545
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		782	660,973
Oklahoma Development Finance Authority Series 2022, Class A1 3.877%, 05/01/2037		1,629	1,559,919
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(a)		2,845	2,849,857
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(a)		715	716,039
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)		2,965	2,961,330

			12,811,573

Total Asset-Backed Securities (cost $47,394,699)			46,816,896

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Risk Share Floating Rate – 3.6%
Connecticut Avenue Securities Trust
Series 2023-R03, Class 2M1 7.569% (SOFR + 2.50%), 04/25/2043(a) (b)		1,084	1,099,872

	Principal Amount (000)		U.S. $ Value

Series 2023-R04, Class 1M1 7.369% (SOFR + 2.30%), 05/25/2043(a) (b)	$	1,943	$1,971,258
Series 2023-R05, Class 1M1 6.969% (SOFR + 1.90%), 06/25/2043(a) (b)		2,680	2,694,040
Series 2023-R06, Class 1M1 6.769% (SOFR + 1.70%), 07/25/2043(a) (b)		950	952,381
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3 9.184% (SOFR + 4.11%), 08/25/2024(b)		30	29,896
Series 2015-DNA1, Class M3 8.484% (SOFR + 3.41%), 10/25/2027(b)		28	28,773
Series 2023-DNA1, Class M1A 7.169% (SOFR + 2.10%), 03/25/2043(a) (b)		382	386,278
Series 2023-DNA2, Class M1A 7.169% (SOFR + 2.10%), 04/25/2043(a) (b)		1,528	1,549,055
Series 2023-HQA1, Class M1A 7.069% (SOFR + 2.00%), 05/25/2043(a) (b)		2,503	2,517,213
Series 2023-HQA2, Class M1A 7.069% (SOFR + 2.00%), 06/25/2043(a) (b)		1,698	1,710,423
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2 9.584% (SOFR + 4.51%), 01/25/2024(b)		114	115,782
Series 2014-C03, Class 2M2 8.084% (SOFR + 3.01%), 07/25/2024(b)		41	41,001
Series 2016-C01, Class 1M2 11.934% (SOFR + 6.86%), 08/25/2028(b)		161	172,595
Series 2016-C02, Class 1M2 11.184% (SOFR + 6.11%), 09/25/2028(b)		141	147,527
Series 2016-C03, Class 1M2 10.484% (SOFR + 5.41%), 10/25/2028(b)		90	95,279

			13,511,373

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD 1.75%, 01/15/2027		37	35,865
Series 4459, Class CA 5.00%, 12/15/2034		14	14,195

			50,060

Total Collateralized Mortgage Obligations (cost $13,450,610)			13,561,433

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Consumer Cyclical - Automotive – 0.5%
Ford Motor Credit Co. LLC 6.80%, 05/12/2028	$	950	$958,645
7.35%, 11/04/2027		1,000	1,027,570

			1,986,215

Consumer Non-Cyclical – 0.2%
Newell Brands, Inc. 4.70%, 04/01/2026(c)		613	583,993
4.875%, 06/01/2025		183	177,034

			761,027

Total Corporates - Non-Investment Grade (cost $2,786,483)			2,747,242

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Floating Rate CMBS – 0.6%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.269% (SOFR + 1.05%), 11/15/2033(a) (b)		1,000	883,310
DBWF Mortgage Trust Series 2018-GLKS, Class A 6.423% (SOFR + 1.18%), 12/19/2030(a) (b)		1,000	991,213
Invitation Homes Trust Series 2018-SFR4, Class A 6.437% (SOFR + 1.21%), 01/17/2038(a) (b)		307	305,639

			2,180,162

Non-Agency Fixed Rate CMBS – 0.0%
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		20	20,059

Total Commercial Mortgage-Backed Securities (cost $2,321,048)			2,200,221

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(e) (f) (g) (cost $5,409,203)	5,409,203	$5,409,203

Total Investments – 99.4% (cost $380,530,537)(h)		371,963,746
Other assets less liabilities – 0.6%		2,425,672

Net Assets – 100.0%		$374,389,418

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	44,000	01/31/2024	1 Day SOFR	1.031%	Annual	$(1,817,272)	$—	$(1,817,272)
USD	16,000	03/31/2025	1 Day SOFR	4.121%	Annual	(269,541)	—	(269,541)

						$(2,086,813)	$—	$(2,086,813)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	7.50%	USD	877	$(125,188)	$7,653	$(132,841)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(3,734)	(1,646)	(2,088)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	33	(6,885)	(4,168)	(2,717)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	101	(21,005)	(9,119)	(11,886)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	10	$(2,101)	$(935)	$(1,166)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	126	(26,139)	(11,644)	(14,495)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	188	(39,092)	(16,967)	(22,125)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	164	(33,958)	(14,306)	(19,652)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	599	(124,394)	(83,614)	(40,780)

						$(382,496)	$(134,746)	$(247,750)

*	Termination date
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $59,726,744 or 16.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(d)	When-Issued or delayed delivery security.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $327,623 and gross unrealized depreciation of investments was $(11,228,977), resulting in net unrealized depreciation of $(10,901,354).

Glossary:

ABS – Asset-Backed Securities

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Taxable Multi-Sector Income Shares

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$199,645,000	$—	$199,645,000
Agencies	—	51,434,038	—	51,434,038
Local Governments - US Municipal Bonds	—	50,149,713	—	50,149,713
Asset-Backed Securities	—	46,816,896	—	46,816,896
Collateralized Mortgage Obligations	—	13,561,433	—	13,561,433
Corporates - Non-Investment Grade	—	2,747,242	—	2,747,242
Commercial Mortgage-Backed Securities	—	2,200,221	—	2,200,221
Short-Term Investments	5,409,203	—	—	5,409,203

Total Investments in Securities	5,409,203	366,554,543	—	371,963,746
Other Financial Instruments(a):
Assets	—	—	—	—
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(2,086,813)	—	(2,086,813)
Credit Default Swaps	—	(382,496)	—	(382,496)

Total	$5,409,203	$364,085,234	$—	$369,494,437

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2023 is as follows:

Fund	Market Value 04/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,254	$45,926	$43,771	$5,409	$85